Prepaid Expenses and Other Assets (Details) - Schedule of Prepaid Expenses and Other Assets - Prepaid Expenses and Other Current Assets [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses and Other Assets (Details) - Schedule of Prepaid Expenses and Other Assets [Line Items]
Prepaid marketing expenses - current	$ 9,871	$ 313,000
Prepaid marketing expenses - long-term		678,167
Inventory deposits		569,377
Other prepaid expenses	33,072	78,834
Total	$ 42,943	$ 1,639,378